INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
Schedule of intangible assets

	IP Research & Development	Patents	License	Software	Total
Cost	$	$	$	$	$
Balance as at March 31, 2023	3,076	978	1,379	74	5,507
Acquisition of Small Pharma	29,339	—	—	—	29,339
Additions	—	689	—	—	689
Effect of foreign exchange	25	1	2	—	28
Balance as at March 31, 2024	32,440	1,668	1,381	74	35,563
Additions	—	1,931	—	—	1,931
Effect of foreign exchange	3,411	195	84	—	3,690
Balance as at March 31, 2025	35,851	3,794	1,465	74	41,184

Accumulated Amortization
Balance as at March 31, 2023	—	—	19	18	37
Amortization charge	—	—	37	24	61
Balance as at March 31, 2024	—	—	56	42	98
Amortization charge	—	—	39	26	65
Effect of foreign exchange	—	—	3	—	3
Balance as at March 31, 2025	—	—	98	68	166

Net book value as at March 31, 2024	32,440	1,668	1,325	32	35,465
Net book value as at March 31, 2025	35,851	3,794	1,367	6	41,018